Statutory Reserves and Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Foreign invested percentage	10.00%	10.00%
Annual after-tax profit, percentage	50.00%	50.00%
Statutory reserves	¥ 44,698	$ 6,296	¥ 39,208
Restricted net assets	413,117	58,186	394,521
Statutory reserves [Member]
Statutory Reserves and Restricted Net Assets (Details) [Line Items]
Statutory reserves	¥ 39,208	$ 6,296	¥ 44,698